Leases (Details)	12 Months Ended
Dec. 31, 2023 CNY (¥)
Minimum [Member]
Lease [Line Items]
Lease term consideration	¥ 0
Maximum [Member]
Lease [Line Items]
Lease term consideration	¥ 100